Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2016
Accounting Policies [Abstract]
Basis Of Accounting, Policy [Policy Text Block]	Basis of Presentation – The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Consolidation, Policy [Policy Text Block]
Principals of Consolidation – These consolidated financial statements include the accounts of AntriaBio, Inc. and its wholly owned subsidiary. All material intercompany transactions and balances have been eliminated.

Use Of Estimates, Policy [Policy Text Block]
Accounting Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and the accompanying notes. Such estimates and assumptions impact, among others, the following: the useful lives of depreciable assets, the fair value of share-based payments and warrants, fair value of derivative instruments, estimates of the probability and potential magnitude of contingent liabilities and the valuation allowance for deferred tax assets due to continuing and expected future operating losses. Actual results could differ from those estimates.

Risks and Uncertainties [Policy Text Block]
Risks and Uncertainties – The Company's operations may be subject to significant risk and uncertainties including financial, operational, regulatory and other risks associated with a preclinical stage company, including the potential risk of business failure. See Note 3 regarding going concern matters.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash - In the statement of cash flows, cash includes cash in hand and other short-term highly liquid investments with original maturities of three months or less. The Company places its cash on deposit with financial institutions it believes to be of high quality. At times and at June 30, 2016, such cash investments may be in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance limits.

Cash and Cash Equivalents, Restricted Cash and Cash Equivalents, Policy [Policy Text Block]
Restricted Cash – Restricted cash consisted of cash held in a joint account with our general contractor until the completion of the construction in progress. As the construction process was completed as of December 31, 2015, the restricted cash was released and used to pay the final invoices to the general contractor.

Property, Plant and Equipment, Policy [Policy Text Block]	Fixed Assets – Fixed assets are carried at cost less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets – Costs of establishing patents, consisting of legal and filing fees paid to third parties, are expensed as incurred. The value of the current intangible asset is based on the asset values assigned in the asset acquisition discussed in Note 5. The intangible assets are being amortized over 11 years which is the life of the patents at the time they were acquired. The amortization expense is expected to be $7,292 for each of the next five fiscal years.

Security Deposit [Policy Text Block]	Deposits – Deposits represent amounts paid as a security deposit on the lease of the facilities and is recorded at cost.

Convertible Notes Payable [Policy Text Block]
Convertible Notes Payable –  Borrowings are recognized initially at the principal amount received. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in the statements of operation over the period of the borrowings using the effective interest method. The Company records a beneficial conversion feature (“BCF”) related to the issuance of a convertible note when issued. Beneficial conversion features that are contingent upon the occurrence of a future event are recorded when the contingency is resolved. The value of the BCF is recorded in the financial statements as a debt discount (premium) from the face amount of the note and such discount is amortized over the expected term of the convertible note (or to the conversion date of the note, if sooner) and is charged to interest expense.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs – Research and development costs are expensed as incurred and include salaries, benefits and other staff-related costs; consultants and outside costs; material manufacturing costs; and facilities and other related costs. These costs relate to research and development costs without an allocation of general and administrative expenses.

Selling, General and Administrative Expenses, Policy [Policy Text Block]	General and Administrative Expenses – Expenses necessary to generate revenue are expensed in the period incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets – The Company routinely performs an evaluation of the recoverability of the carrying value of our long-lived assets to determine if facts and circumstances indicate that the carry value of assets or intangible assets may be impaired and if any adjustment is warranted. As of June 30, 2016, no facts or circumstances had occurred to indicate a change in the carrying amount of the assets and therefore no impairment existed.

Income Tax, Policy [Policy Text Block]
Income Taxes – The Company accounts for income taxes under an asset and liability approach. This process involves calculating the temporary and permanent differences between the carrying amounts of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The temporary differences result in deferred tax assets and liabilities, which would be recorded on the Company’s balance sheets. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent the Company believes that recovery is not likely, the Company must establish a valuation allowance. Changes in the Company’s valuation allowance in a period are recorded through the income tax provision on the statements of operations.

The Company follows ASC 740 (formerly known as FIN No. 48, Accounting for Uncertainty in Income Taxes). ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an entity’s financial statements and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As a result of the implementation of ASC 740, the Company recognized no material adjustment in the liability for unrecognized income tax benefits. The Company reports tax related interest and penalties as a component of interest expense.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting –  Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer and the board of directors that makes strategic decisions. The Company operates one segment.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (Loss) –  Comprehensive income (loss) is defined as all changes in stockholders’ equity from transactions and other events and circumstances. Therefore, comprehensive income (loss) includes our net loss and all charges and credits made directly to stockholders’ equity other than stockholders’ contributions and distributions. As of June 30, 2016 and 2015, the Company has no items other than net loss affecting comprehensive income (loss).

Earnings Per Share, Policy [Policy Text Block]
Income (Loss) Per Common Share – Basic income (loss) per common share is calculated by dividing the net income (loss) available to the common stockholders by the weighted average number of common shares outstanding during that period. Diluted earnings per share is calculated on the treasury stock method, by dividing income available to common stockholders, adjusted for the effects of dilutive convertible securities, by the weighted average number of shares of common shares outstanding during the period and all additional common shares that would have been outstanding had all potential dilutive common shares been issued.

Although there were common stock equivalents of 33,462,014 and 21,556,142 shares outstanding at June 30, 2016 and 2015, respectively, consisting of stock options and warrants; they were not included in the calculation of earnings per share because they would have been anti-dilutive.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments – From inception, the Company adopted ASC 820, Fair Value Measurements and Disclosures, which provides a framework for measuring fair value under GAAP. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The standard also expands disclosures about instruments measured at fair value and establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

⋅	Level 1: Quoted prices for identical assets and liabilities in active markets;
⋅
Level 2: Quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

⋅	Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying amounts of financial instruments including cash, restricted cash, accounts payable, and convertible notes payable approximated fair value as of June 30, 2016 and 2015 due to the relatively short maturity of the respective instruments.

The warrant derivative liability recorded as of June 30, 2016 and 2015 is recorded at an estimated fair value based on a Black-Scholes pricing model. The warrant derivative liability is a level 3 fair value instrument with the entire change in the balance recorded through earnings. See significant assumptions in Note 11. The following table sets forth a reconciliation of changes in the fair value of financial instruments classified as level 3 in the fair value hierarchy:

Balance as of June 30, 2015	$(31,777)
Total unrealized gains (losses):
Included in earnings	19,822
Balance as of June 30, 2016	$(11,955)

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Issued Accounting Pronouncements – In August 2014, the FASB issued ASU 2014-15, Disclosure of Uncertainties About an Entity's Ability to Continue as a Going Concern ("ASU 2014-15"), which provides guidance on determining when and how to disclose going-concern uncertainties in the financial statements. The new standard requires management to perform assessments of an entity's ability to continue as a going concern within one year of the date the financial statements are issued. An entity must provide certain disclosures if conditions or events raise substantial doubt about the entity's ability to continue as a going concern. We will be required to perform the going concern assessment under ASU 2014-15 beginning with the year ending June 30, 2017. We do not expect the adoption of the new provisions to have a material impact on our financial condition or results of operations.

In January 2015, the FASB issued ASU 2015-01, Income Statement – Extraordinary and Unusual Items (Subtopic 225-20), which eliminates the concept of extraordinary items. The new guidance is effective for fiscal years and interim periods within those years beginning after December 15, 2015. The new guidance is to be applied prospectively but may also be applied retrospectively to all prior periods presented in the financial statements. Early adoption is permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. We expect to adopt the provisions of this new guidance on July 1, 2016. We do not expect the adoption of the new provisions to have a material impact on our financial condition or results of operations.

In November 2015, the FASB issued ASU 2015-17, Income Taxes: Balance Sheet Classification of Deferred Taxes, which is intended to improve how deferred taxes are classified on organizations’ balance sheets by eliminating the current requirement for organizations to present deferred tax liabilities and assets as current and noncurrent in a classified balance sheet.  Instead, organizations will now be required to classify all deferred tax assets and liabilities as noncurrent.  The changes are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. We expect to adopt the provisions of this new guidance on July 1, 2016.  We do not expect the adoption of the new provisions to have a material impact on our financial condition or results of operations.

In January 2016, the FASB issued ASU 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities, which addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 will be effective for us starting on July 1, 2018, and early adoption is not permitted. We are currently evaluating the impact that the standard will have on our consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This update requires organizations to recognize lease assets and lease liabilities on the balance sheet and also disclose key information about leasing arrangements. This ASU is effective for annual reporting periods beginning on or after December 15, 2018, and interim periods within those annual periods. Earlier application is permitted for all entities as of the beginning of an interim or annual period. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

In March 2016, the FASB issued ASU 2016-09. Compensation – Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting. The update will affect all entities that issue share-based payment awards to their employees and is effective for annual periods beginning after December 15, 2016 for public entities. The areas for simplification in ASU 2016-09 involve several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

Reclassification, Policy [Policy Text Block]	Reclassifications – Certain amounts reported in prior years in the Consolidated Financial Statements have been reclassified to conform to the current year’s presentation.